Reinsurance (Effects of Affiliated Reinsurance on Statements of Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums:
Reinsurance ceded	$ (63)	$ (62)	$ (60)
Universal life and investment-type product policy fees [Abstract]
Reinsurance ceded	(4)	(4)	(4)
Other revenues:
Reinsurance ceded	(93)	(112)	(96)
Policyholder benefits and claims:
Reinsurance ceded	(99)	(82)	(126)
Other Expenses [Abstract]
Reinsurance ceded	(2)	(3)	(3)
Affiliated Entity [Member] | Ceded
Premiums:
Reinsurance ceded	(47)	(45)	(43)
Universal life and investment-type product policy fees [Abstract]
Reinsurance ceded	(3)	(3)	(4)
Other revenues:
Reinsurance ceded	(93)	(112)	(96)
Policyholder benefits and claims:
Reinsurance ceded	(90)	(76)	(120)
Other Expenses [Abstract]
Reinsurance ceded	$ (7)	$ (8)	$ (7)